Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of cash and cash equivalents [Abstract]
Cash	$ 2,443
Bank accounts	2,061,636	1,081,808
Short-term investments	463,594
Total cash and cash equivalents	$ 2,527,673	$ 1,081,808